INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
INCOME TAX EXPENSE
INCOME TAX EXPENSE
16.	INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

Yao Wang and HK Yiyaolian are subject to Hong Kong profit tax at a rate of 16.5%. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

PRC

Under the Law of the PRC on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. High-technology enterprises may obtain a preferential tax rate of 15% provided they meet the related criteria. In December 2019, 1 Pharmacy Technology received approval from relevant government authorities to be classified as a “High and New Technology Enterprise” (“HNTE”) and 1 Pharmacy Technology is still on the position of loss. The HNTE qualification is valid for three years through 2021. In December 2022, 1 Pharmacy Technology renewed HNTE qualification for another three years through December 2025.

There is no provision for income taxes because the Company and all of its owned subsidiaries are in cumulative loss positions for all the periods presented.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years Ended December 31,
	2024	2025
PRC statutory tax rate	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	(8)%	(21)%
Effect of R&D super deduction	38%	30%
Effect of enacted tax rate change	25%	20%
Effect of change in valuation allowance	(80)%	(54)%
Effective tax rate	0%	0%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
Deferred tax assets:
Net loss carryforward	635,188	600,358
Accrued expenses and payroll payable	17,230	14,669
Provision for impairment of assets	3,620	3,171
Valuation allowance	(656,038)	(618,198)
Total deferred tax assets	—	—
Deferred tax liabilities:
Total deferred tax liabilities	—	—

16.INCOME TAX EXPENSE (Continued)

PRC (Continued)

As of December 31, 2024 and 2025, valuation allowance of RMB656,038 and RMB618,198 was provided, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2025, the Group had tax loss carryforwards of RMB2,401,434 which will expire between 2026 and 2032 if not used.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From 2020 to 2025, the Group’s PRC subsidiaries were still within the examination period of the PRC tax authorities.

A deferred tax liability should be recognized for the undistributed profits of the PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company plans to indefinitely reinvest undistributed profits earned from its PRC subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries were provided as of December 31, 2024 and 2025.